Investment in associate company - Company's share of profit of associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Share of profit in associated companies	$ 858	$ 802	$ 649
Other comprehensive income for the year, net of tax	(53)	193
Total comprehensive income for the year	$ 805	$ 995